Financial instruments (Tables)	12 Months Ended
Aug. 31, 2024
Notes and other explanatory information [abstract]
Schedule of financial instruments

	August 31, 2024	August 31, 2023
Financial Assets
Measured at amortized cost
Amounts receivable	$1,958	$3,140
Measured at fair value through profit or loss
Cash	8,331	7,629

Financial Liabilities
Measured at amortized cost
Amounts payables and accrued liabilities	15,545	11,571
Measured at fair value through profit or loss
Derivative financial instrument liabilities	2,273	3,544

Schedule of monetary assets and liabilities

	August 31, 2024	August 31, 2023
Monetary Assets
CAD	$621	$303
TZS	5,543	7,048

	August 31, 2024	August 31, 2023
Monetary Liabilities
CAD	$893	$868
TZS	23,172	13,061

Schedule of financial assets and financial liabilities

	August 31, 2024	August 31, 2023
Financial Assets
CAD	$(62)	$(30)
TZS	(554)	(705)

	August 31, 2024	August 31, 2023
Financial Liabilities
CAD	$89	$87
TZS	2,310	1,306